PREPAID EXPENSES AND OTHER ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Prepaid Expenses And Other Assets Tables
Prepaid expenses and other assets

	September 30, 2018	December 31, 2017

Prepaid consulting services– stock-based compensation	$1,018,467	$258,918
Prepaid consulting services	90,667	116,167
Prepaid clinical study	-	110,538
Prepaid insurance	10,942	60,180
Other receivables	8,683	5,858
Prepaid inventory	15,945	12,182
Prepaid expenses	48,200	23,045
Prepaid expenses and other assets	1,192,904	586,888
Current portion of prepaid expenses and other assets	(860,114)	(586,888)
Prepaid expenses and other assets less current portion	$332,790	$-

	December 31, 2017	December 31, 2016

Prepaid consulting services – stock-based compensation	$258,918	$150,168
Prepaid consulting services	116,167	-
Prepaid clinical study	110,538	-
Prepaid insurance	60,180	42,785
Other Receivables	5,858	10,948
Prepaid inventory	12,182	13,178
Prepaid expenses	23,045	6,800
Prepaid expenses and other assets	$586,888	$223,879